Feb. 28, 2017
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund
MainStay California Tax Free Opportunities Fund

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2017 (“Supplement”) to:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, and MainStay Cushing® Funds

Prospectuses and Summary Prospectuses, each dated February 28, 2017;

and

MainStay Group of Funds and MainStay Cushing® Funds Statements of Additional Information, each dated February 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.